                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:            /   /    (a)
         or fiscal year ending:              12/31/03   (b)
Is this a transition report? (Y/N)            N
                                         ------------
Is this an amendment to a previous filing?  (Y/N)        N
                                                     ----------
Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.



1.       A.       Registrant Name:  Merrill Lynch Life Variable Life Separate Account II

         B.       File Number:  811 - 6227

         C.       Telephone Number:   (609) 274-6900

2.       A.       Street:       1300 Merrill Lynch Drive, 2nd Floor

         B.       City: Pennington      C.       State:  NJ        D.       Zip Code: 08534  Zip Ext:

         E.       Foreign Country:                               Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?      (Y/N)       N
                                                                           -------------------

4.       Is this the last filing on this form by Registrant?     (Y/N)         N
                                                                        ----------------------

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)         N
                                                                            ------------------
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)            Y
                                                             ---------------------------------
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.       Is Registrant a series or multiple portfolio company?  (Y/N)
                                                                               ---------------
                  [If answer is "N" (No), go to item 8.]

         B.       How many separate series or portfolios did  Registrant have at the end of the period?
                          -----------------------

                                                       -----------------------
                                                       If filing more than one
                                                       Page 47, "X" box: [ ]
                                                       -----------------------
For period ending   12/31/03
                 ------------------
File number 811-  6227
                 ------------------

UNIT INVESTMENT TRUSTS
111.     A.       [/]      Depositor Name:
                                          ----------------------------------------------------
         B.       [/]      File Number (If any):
                                                ----------------------------------------------
         C.       [/]      City:              State:      Zip Code:        Zip Ext.:
                                -----------         -----           -------          ---------
                  [/]      Foreign Country:                  Foreign Postal Code:
                                           -----------------                     -------------

111.     A.       [/]      Depositor Name:
                                          ----------------------------------------------------
         B.       [/]      File Number (If any):
                                                 ---------------------------------------------
         C.       [/]      City:            State:        Zip Code:        Zip Ext.:
                                -----------       -------          -------          ----------

                  [/]      Foreign Country:                 Foreign Postal Code:
                                           -----------------                     -------------
112.     A.       [/]     Sponsor Name:
                                        ------------------------------------------------------

         B.       [/]     File Number (If any):
                                                ----------------------------------------------

         C.       [/]     City:  Pennington   State: NJ   Zip Code:  08534  Zip Ext.:
                                -------------       ------          -------           --------

                  [/]      Foreign Country:                 Foreign Postal Code:
                                           -----------------                     -------------
112.     A.       [/]      Sponsor Name:
                                        ------------------------------------------------------
         B.       [/]      File Number (If any):
                                                 ---------------------------------------------
         C.       [/]      City:            State:         Zip Code:        Zip Ext.:
                                -----------       -------          -------           ---------

                  [/]      Foreign Country:                 Foreign Postal Code:
                                           -----------------                     -------------

                                                       -----------------------
                                                       If filing more than one
                                                       Page 48, "X" box: [ ]
                                                       -----------------------


For period ending   12/31/03
                  --------------
File number 811-  6227
                  --------------

113.     A.       [/]      Trustee Name:
                                        -----------------------------------------------------
         B.       [/]      City:        State:         Zip Code:        Zip  Ext.:
                                --------      ---------         --------          -----------
                  [/]      Foreign Country:           Foreign Postal Code:
                                           ----------                     -------------------
113.     A.       [/]      Trustee Name:
                                        -----------------------------------------------------
         B.       [/]      City:        State:         Zip Code:        Zip Ext.:
                                --------      ---------         --------          -----------
                  [/]      Foreign Country:           Foreign Postal Code:
                                           ----------                     -------------------


114.     A.       [/]      Principal Underwriter Name:
                                                      ---------------------------------------
         B.       [/]      File Number 8-
                                         ----------------------------------------------------
         C.       [/]      City:        State:         Zip Code:        Zip Ext.:
                                --------      ---------         --------          -----------
                  [/]      Foreign Country:           Foreign Postal Code:
                                           ----------                     -------------------
114.     A.       [/]      Principal Underwriter Name:
                                                      ---------------------------------------
         B.       [/]      File  Number 8-
                                          ---------------------------------------------------
         C.       [/]      City:        State:         Zip Code:         Zip Ext.:
                                --------      ---------         --------          -----------
                  [/]      Foreign Country:           Foreign Postal Code:
                                           ------------                     -----------------


115.     A.       [/]      Independent Public Accountant Name:
                                                              -------------------------------
         B.       [/]      City:        State:         Zip Code:         Zip Ext.:
                                --------      ---------          --------          ----------
                  [/]      Foreign Country:           Foreign Postal Code:
                                           ----------                     -------------------

115.     A.       [/]      Independent Public Accountant Name:
                                                              -------------------------------
         B.       [/]      City:        State:         Zip Code:         Zip Ext.:
                                --------      ---------          --------          ----------
                  [/]      Foreign Country:           Foreign Postal Code:
                                           -----------                    -------------------

                                                       -----------------------
                                                       If filing more than one
                                                       Page 49, "X" box: [ ]
                                                       -----------------------


For period ending    12/31/03
                  -------------
File number 811-  6227
                ---------------

116. Family of investment companies information:

     A.       [/]      Is Registrant part of a family of investment companies? (Y/N)
                                                                                    ----  ----
                                                                                           Y/N

     B.       [/]      Identify the family in 10 letters:
                       (Note:  In filing this form, use this identification
                       consistently for all investment companies in family.
                       This designation is for purposes of this form only.)

117. A.       [/]      Is Registrant a separate account of an insurance company? (Y/N)
                                                                                      ---  ---
                                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.       [/]      Variable annuity contracts?  (Y/N)
                                                         ------------------------  -----------
                                                                                           Y/N

     C.       [/]      Scheduled premium variable life contracts?  (Y/N)
                                                                        ---------  -----------
                                                                                           Y/N

     D.       [/]      Flexible premium variable life contracts?  (Y/N)
                                                                       ----------  -----------
                                                                                           Y/N

     E.       [/]      Other types of insurance products registered under the Securities Act of 1933?  (Y/N)
                                      -------------------------------------------  -----------
                                                                                           Y/N

118. [/]      State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                                    --------------------------

              --------------------------------------  ----------------------------------------
119. [/]      State the number of new series for which registration statements under the
              Securities Act of 1933 became effective during the period
                                                                        ----------------------

              --------------------------------------  ----------------------------------------
120. [/]      State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                                                  ----------------------------
                                                                  $
              ---------------------------------------------------  ---------------------------

121. [/]      State the number of series for which a current prospectus was in existence at the end of the period
                                                 ---------------------------------------------

              ----------------------------------------------------  --------------------------
122. [/]      State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                                   -----------

              ----------------------------------------------------  --------------------------

                                                        -----------------------
                                                        If filing more than one
                                                        Page 50, "X" box: [ ]
                                                        -----------------------


For period ending    12/31/03
                  ----------------

File number 811-  6227
                ------------------

123.        [/]            State the total value of the additional units considered in answering item
                           122 ($000's omitted)                                           $        0
                                               -----------------------------                ---------


124.        [/]            State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
                           subsequent series) ($000's omitted)                            $
                                                              -------------------------     ---------


125.        [/]            State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
                           units of all series of Registrant ($000's omitted)             $        9
                                                                             -------------  ---------


126.                       Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
                           (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
                           ($000's omitted)                                               $        0
                                           --------------------------------------------    ----------

127.                       List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                                                      Total         Total Income
                                                     Number of        Assets       Distributions
                                                       Series        ($000's          ($000's
                                                     Investing       omitted)         omitted)
                                                     ---------       --------         --------


A.       U.S. Treasury direct issue                                 $              $
                                    ---------------  ---------       ---------      ---------
B.       U.S. Government agency                                     $              $
                               --------------------  ---------       ---------      ---------
C.       State and municipal tax-free                               $              $
                                     --------------  ---------       ---------      ---------
D.       Public utility debt                                        $              $
                            -----------------------  ---------       ---------      ---------
E.       Brokers or dealers debt or debt of brokers'
         or dealers' parent                                         $              $
                           ------------------------  ---------       ---------      ---------
F.       All other corporate intermed. & long-term
         debt                                                       $              $
              -------------------------------------  ---------       ---------      ---------
G.       All other corporate short-term debt                        $              $
                                            -------  ---------       ---------      ---------
H.       Equity securities of brokers or dealers or
         parents of brokers or dealers                              $              $
                                      -------------  ---------       ---------      ---------
I.       Investment company equity securities                       $              $
                                             ------  ---------       ---------      ---------
J.       All other equity securities                     1          $2,078,779     $
                                    ---------------  ---------       ---------      ---------
K.       Other securities                                1          $   83,741     $
                         --------------------------  ---------       ---------      ---------
L.       Total assets of all series of registrant        1          $2,162,520     $
                                                 --  ---------       ---------      ---------

                                                       -----------------------
                                                       If filing more than one
                                                       Page 51, "X" box: [ ]
                                                       -----------------------

For period ending    12/31/03
                  ------------------

File number 811-  6227
                --------------------

128.        [/]            Is the timely payment of principal and interest
                           on any of the portfolio securities held by any of
                           Registrant's series at the end of the current
                           period insured or guaranteed by an entity other
                           than the issuer?  (Y/N)
                                                  --------------------------

                           [If answer is "N" (No), go to item 131.]      Y/N

129.        [/]            Is the issuer of any instrument covered in item
                           128 delinquent or in default as to payment of
                           principal or interest at the end of the current
                           period? (Y/N)
                                        ------------------------------------
                           [If answer is "N" (No), go to item 131.]      Y/N

130.        [/]            In computations of NAV or offering price per
                           unit, is any part of the value attributed to
                           instruments identified in item 129 derived from
                           insurance or guarantees? (Y/N)
                                                         -------------------
                                                                         Y/N

131.                       Total expenses incurred by all series of
                           Registrant during the current reporting period
                           ($000's omitted)                        $  12,396
                                           -----------------------  --------

132.        [/]            List the "811" (Investment Company Act of 1940)
                           registration number for all Series of Registrant that
                           are being included in this filing:


811 -                  811 -                   811 -                    811 -                   811 -
      ----------            ----------              ----------               ----------              ----------
811 -                  811 -                   811 -                    811 -                   811 -
      ----------            ----------              ----------               ----------              ----------
811 -                  811 -                   811 -                    811 -                   811 -
      ----------            ----------              ----------               ----------              ----------
811 -                  811 -                   811 -                    811 -                   811 -
      ----------            ----------              ----------               ----------              ----------
811 -                  811 -                   811 -                    811 -                   811 -
      ----------            ----------              ----------               ----------              ----------
811 -                  811 -                   811 -                    811 -                   811 -
      ----------            ----------              ----------               ----------              ----------
811 -                  811 -                   811 -                    811 -                   811 -
      ----------            ----------              ----------               ----------              ----------
811 -                  811 -                   811 -                    811 -                   811 -
      ----------            ----------              ----------               ----------              ----------
811 -                  811 -                   811 -                    811 -                   811 -
      ----------            ----------              ----------               ----------              ----------

                                       51

This report is signed on behalf of the Registrant, Merrill Lynch Life Variable Life Separate Account II, in the Borough of Pennington, State of New Jersey.
Date:  February 26, 2004.
Merrill Lynch Life Insurance Company
By: /s/ JOSEPH E. JUSTICE                    Witness: /s/ EDWARD W. DIFFIN, JR.
   --------------------------                        --------------------------
        Joseph E. Justice                                 Edward W. Diffin, Jr.
        Senior Vice President and                         Vice President and
        Chief Financial Officer                           Senior Counsel

                                       52